Note 19 - Pension Plan (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Net Benefit Costs [Table Text Block]
	2019	2018

Gross employer service cost	$766	$1,237
Plan participant contributions	(185)	(246)
Interest cost on service cost	15	22
Employer's service cost	596	1,013
Interest cost	424	744
Expected net return on plan assets	(395)	(689)
Other costs	113	171
Settlement gain	(1,302)	-
Total employer's pension expense	$(564)	$1,239

Schedule of Changes in Accumulated Postemployment Benefit Obligations [Table Text Block]
Change in benefit obligation:	2019	2018

Projected benefit obligation - January 1	$38,974	$42,368
Current service cost	596	1,013
Plan participant / third party contributions	185	246
Interest cost	424	744
Benefits paid	(371)	(601)
Individual settlements	(35)	84
Settlement due to amendment of contract	(45,388)	-
Settled benefits due to the purchase of annuity contracts	(319)	-
Foreign exchange	(1,177)	(2,038)
Expected projected benefit obligation, December 31	(7,111)	41,816
Actuarial loss / (gain), net of foreign exchange	8,924	(2,842)
Projected benefit obligation - December 31	$1,813	$38,974

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
Change in plan assets:	2019	2018

Fair value of plan assets - January 1	$37,177	$38,813
Expected net return on plan assets	395	689
Contributions
Employer	321	634
Plan participants	185	246
Benefits paid	(371)	(601)
Individual settlements	(35)	84
Settlement due to amendment of contract	(45,388)	-
Settled benefits due to the purchase of annuity contracts	(319)	-
Other costs	(113)	(171)
Foreign exchange	(1,142)	(1,853)
Expected fair value of plan assets - December 31	(9,290)	37,841
Actuarial (gain)/loss, net of foreign exchange	9,300	(664)
Fair value of plan assets - December 31	$10	$37,177

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
	December 31,	December 31,
	2019	2018

Present value of accumulated benefit obligation	$(701)	$(37,925)
Effect of future compensation increases	(1,113)	(1,049)
Present value of projected benefit obligation	(1,813)	(38,974)
Fair value of plan assets	10	37,177
Net liability for pension benefits	$(1,803)	$(1,797)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	2019	2018

Actuarial gain on remeasurement of projected benefit obligation	$8,902	$(2,931)
Actuarial (gain)/loss on remeasurement of fair value of assets	(9,277)	685
Settlement due to amendment of insurance contract	1,302	-
Total gain recognized in other comprehensive income	$927	$(2,246)

Defined Benefit Plan, Assumptions [Table Text Block]
	December 31, 2019	July 31, 2019	December 31, 2018
Discount rate used in determining present values	1.0%	0.9%	1.9%
Annual increase in future compensation levels	1.7%	1.7%	1.8%
	December 31, 2019	July 31, 2019	December 31, 2018
Discount rate used in determining present values	1.0%	0.9%	1.9%
Annual increase in future compensation levels	1.7%	1.7%	1.8%
Expected long-term rate of return on assets	1.0%	N/A	1.9%